Inventories	12 Months Ended
Dec. 31, 2013
Inventories [Abstract]
Inventories

Note 5 — Inventories

Inventories consisted of the following:

	December 31,
(Thousands of dollars)	2013	2012
Crude oil and blendstocks	$-	$1,191
Refined products and blendstocks	64,825	75,128
Store merchandise for resale	97,058	96,473
Corn based products	12,447	38,923
Materials and supplies	4,725	5,679
	$179,055	$217,394

At December 31, 2013 and 2012, the replacement cost (market value) of last-in, first-out (LIFO) inventories exceeded the LIFO carrying value by $307,706,000 and $303,344,000, respectively. Corn based products consisted primarily of corn, dried distillers’ grains with solubles (DDGS) and wet distillers’ grains with solubles (WDGS), and were all valued on a first-in, first-out (FIFO) basis.

In 2013, inventories valued at LIFO incurred a decrement that resulted in a charge to earnings.  The total LIFO impact to pretax income from continuing operations was a decrease of $13,472,000 and an increase of $2,526,000 at December 31, 2013 and 2012, respectively.